STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NY 10038-4982

July 17, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah D. Skeens, Esq.

Re:	Lazard Retirement Series, Inc.
Post-Effective Amendment No. 55 to Registration Statement on Form N-1A
(Registration Nos.: 811-08071; 333-22309)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 55 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to add a new series to the Fund, Lazard Retirement Master Alternatives Portfolio (the “New Portfolio”). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 485(a)(2) under the 1933 Act on June 13, 2014.

The New Portfolio’s investment objective is to seek long-term capital appreciation. The New Portfolio seeks to achieve its investment objective over a full market cycle by allocating the New Portfolio’s assets across various alternative investment strategies, each managed by a separate portfolio management team of Lazard Asset Management LLC (the “Investment Manager”) (“Investment Strategies”). Assets are allocated dynamically to each of the underlying Investment Strategies based on the views of the New Portfolio’s portfolio management team.

The New Portfolio invests its assets primarily using four Investment Strategies: (1) global equity long/short; (2) US equity long/short; (3) Japanese equity long/short and (4) relative value convertible securities. The weightings of each Investment Strategy will vary over time. At any given time the New Portfolio’s assets may not be allocated to all Investment Strategies and/or a significant portion of the New Portfolio’s assets may be allocated to one Investment Strategy.

The features of the New Portfolio’s Service and Investor Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits and to respond to any comments of the staff of the Securities and Exchange Commission on the Amendment. The Fund’s Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6173, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Linda Y. Kim

Linda Y. Kim

cc: Janna Manes

July 17, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah D. Skeens, Esq.

Re:	Lazard Retirement Series, Inc.
(Registration Nos.: 811-08071; 333-22309)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

LAZARD RETIREMENT SERIES, INC.

By:	/s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary